Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Series B Preferred [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 1,207		$ 17,349,118	$ (12,523,532)	$ 4,826,793
Balance, shares at Dec. 31, 2018	12,067,592
Stock-based compensation expense			1,987,275		1,987,275
Preferred stock accretion			(1,000,000)		(1,000,000)
Common stock and preferred stock sold and issued for cash, net of issuance costs	$ 15		1,165,984		1,165,999
Common stock and preferred stock sold and issued for cash, net of issuance costs, shares	155,769
Common stock issued from exercise of stock options	$ 5		82,495		$ 82,500
Common stock issued from exercise of stock options, shares	50,000				50,000
Common stock and preferred stock issued in exchange for convertible debt	$ 17		748,676		$ 748,693
Common stock and preferred stock issued in exchange for convertible debt, shares	170,804
Net loss				(10,754,319)	(10,754,319)
Balance at Dec. 31, 2019	$ 1,244		20,333,548	(23,277,851)	(2,943,059)
Balance, shares at Dec. 31, 2019	12,444,165
Stock-based compensation expense			2,172,197		2,172,197
Series A preferred stock accretion			(2,333,333)		(2,333,333)
Common stock and preferred stock sold and issued for cash, net of issuance costs		$ 2,402,668			2,402,668
Common stock and preferred stock sold and issued for cash, net of issuance costs, shares		163,500
Common stock and preferred stock issued in exchange for convertible debt		$ 2,943,870			2,943,870
Common stock and preferred stock issued in exchange for convertible debt, shares		196,258
Exchange of Series B preferred stock into common shares, net of issuance costs	$ 120	$ (5,346,538)	5,346,418
Exchange of Series B preferred stock into common shares, net of issuance costs, shares	1,199,195	(359,758)
Issuance of common stock in initial public offering, net of issuance costs	$ 402		21,577,241		21,577,643
Issuance of common stock in initial public offering, net of issuance costs, shares	4,025,000
Common stock issued in settlement	$ 30		1,799,970		1,800,000
Common stock issued in settlement, shares	300,000
Common stock warrants issued in settlement			1,530,679		1,530,679
Common stock issued to consultants for services	$ 9		677,494		677,503
Common stock issued to consultants for services, shares	88,111
Common stock issued for settlement of liability	$ 5		349,995		350,000
Common stock issued for settlement of liability, shares	46,667
Conversion of convertible debt to common stock	$ 11		796,057		796,068
Conversion of convertible debt to common stock, shares	106,314
Net loss				(12,056,877)	(12,056,877)
Balance at Dec. 31, 2020	$ 1,821		$ 52,250,266	$ (35,334,728)	$ 16,917,359
Balance, shares at Dec. 31, 2020	18,209,452